PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

	As of December 31,
	2018	2019
	RMB	RMB
Value-added tax deductible (a)	899,664,288	701,407,085
Deposit for customer duty, bidding and others	132,370,773	257,678,467
Prepayment of electricity and others	67,028,909	181,596,189
Loan receivable (b)	—	91,416,575
Prepayment for income tax	46,293,505	72,143,019
Receivable related to disposal of subsidiaries (note 1)	169,931,601	41,793,099
Receivable of option exercised	—	40,338,943
Prepaid insurance premium	34,237,367	28,351,182
Receivables related to discount from a supplier	26,497,935	21,492,474
Receivables related to disposal of land use rights (c)	25,326,877	14,571,587
Employee advances (d)	4,721,001	10,134,076
Rental deposit and prepayment	7,854,676	7,953,767
Prepaid professional service fee	413,727	421,502
Refund receivable of U.S. countervailing duties (note 16)	209,450,023	—
Prepaid commission	8,705,847	—
Others	80,392,274	104,183,975
Total	1,712,888,803	1,573,481,940